Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 107.1%
	MUNICIPAL BONDS – 107.1%
	Alabama – 1.1%
$3,980	Baldwin County Public Building Authority, Alabama, Building Revenue Warrants, Jail Project, Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA	$4,549,180
800	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/34 – BAM Insured	7/30 at 100.00	AA	1,008,272
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,426,908
2,660	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	2,643,561
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,146,250
795	5.000%, 2/01/37	2/27 at 100.00	AA-	946,495
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,232,921
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,816,814
13,825	Total Alabama			15,770,401
	Alaska – 0.4%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,301,740
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,551,998
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	A+	1,741,860
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	11/20 at 100.00	B3	1,004,240
5,000	Total Alaska			5,599,838
	Arizona – 1.3%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
1,000	5.000%, 7/01/36	7/24 at 100.00	AA	1,134,400
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,132,550
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,413,625
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256 As of 6/4/2015 Converted to Trust 2015-XF2046, 17.552%, 1/01/43, 144A (IF) (4)	1/22 at 100.00	AA-	1,218,690

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
$70	3.000%, 7/01/22, 144A	No Opt. Call	BB	$70,270
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	107,976
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,059,120
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	117,606
1,000	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB+	1,061,110
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A1	3,957,012
1,000	5.000%, 7/01/45	7/25 at 100.00	A1	1,129,700
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (AMT)	7/23 at 100.00	Aa3	1,098,590
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	259,063
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	237,245
355	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 5.875%, 4/01/22 (6)	11/20 at 100.00	N/R	340,583
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	450,766
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
180	3.900%, 9/01/24, 144A	No Opt. Call	BB+	183,013
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,557,180
120	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	121,644
260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (5)	266,243
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A	1,152,530
16,285	Total Arizona			18,068,916

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.3%
	Gravette School District 20, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2020:
$1,025	2.000%, 6/01/27	12/25 at 100.00	Aa2	$1,082,277
655	2.000%, 6/01/29	12/25 at 100.00	Aa2	681,645
1,985	Little Rock School District, Pulaski County, Arkansas, General Obligation Bonds, Refunding Series 2019, 3.000%, 2/01/28	8/24 at 100.00	Aa2	2,143,463
500	Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020, 4.000%, 8/01/27 – BAM Insured	8/26 at 100.00	AA	573,250
4,165	Total Arkansas			4,480,635
	California – 9.3%
100	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	A	114,442
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	989,613
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	AA-	6,055,950
1,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,311,167
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	240,488
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB) (4)	11/27 at 100.00	AA-	5,653,550
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	932,565
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,187,960
170	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	181,200
100	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	107,429
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,262,624
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
175	4.750%, 8/01/22	No Opt. Call	BB	181,188
675	5.000%, 8/01/32	8/22 at 100.00	BB	690,916
480	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	508,613
735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB+	817,496
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	A-	820,493

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	$1,190,150
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,505,571
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,856,435
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB-	7,830,515
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	1,006,759
1,060	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	1,124,893
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,122,450
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
460	5.000%, 8/01/21, 144A	No Opt. Call	BBB	474,343
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	378,361
360	5.000%, 8/01/25, 144A	No Opt. Call	BBB	424,343
790	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	922,712
250	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	290,027
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BB+	1,660,260
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	788,077
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	759,766
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	348,527
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	356,616
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
510	5.000%, 7/01/21	No Opt. Call	BBB	524,158
640	5.000%, 7/01/22	No Opt. Call	BBB	677,146
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,180,694
300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	349,062
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB) (4)	8/26 at 100.00	AA	6,065,800
235	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/21 at 100.00	AA+	240,226

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
$825	5.000%, 10/01/31	10/26 at 100.00	A-	$971,569
830	5.000%, 10/01/32	10/26 at 100.00	A-	972,926
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,307,082
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	188,762
1,000	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36	5/27 at 100.00	Baa1	1,120,370
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	5,061,760
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	820,590
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,343,437
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A+	67,083
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,709,988
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	3,054,975
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	3,033,900
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	354,816
745	5.000%, 5/15/26	5/25 at 100.00	BBB	843,191
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	Aa2	871,455
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	Aa3	2,561,812
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	580,875
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	Aa3	1,185,670
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	Aa3	2,364,960
1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	Aa3	1,360,786
3,000	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012, 5.000%, 1/01/32 (AMT)	1/22 at 100.00	A-	3,091,050
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	415,359

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	$2,091,867
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (5)	89,559
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,154,961
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,374,290
1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,415,402
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	713,997
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,487,718
295	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	333,810
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	1,184,140
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	590,430
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
2,000	5.000%, 7/01/34 (AMT)	7/29 at 100.00	A+	2,460,620
1,000	5.000%, 7/01/35 (AMT)	7/29 at 100.00	A+	1,226,040
1,000	5.000%, 7/01/36 (AMT)	7/29 at 100.00	A+	1,221,120
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A1	11,824,101
5,000	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2019A, 5.000%, 1/01/24 (AMT)	No Opt. Call	A1	5,639,300
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,528,614
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (5)	529,150
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
585	5.000%, 1/01/25	No Opt. Call	BBB	674,511
1,110	5.000%, 1/01/26	No Opt. Call	BBB	1,314,706
530	5.000%, 1/01/28	No Opt. Call	BBB	649,446
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,226,010
112,625	Total California			130,144,793

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 3.3%
$640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	$764,685
1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	1,511,122
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,703,363
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,215,340
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,611,548
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	510,375
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	303,111
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020, 4.000%, 10/01/35	10/30 at 100.00	A-	914,416
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,461,956
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,715,770
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	4,312,490
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,762,399
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366 As of 6/4/2015 Converted to Trust 2015-XF2196, 19.530%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	1,488,110
900	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	933,246
	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020:
1,000	4.000%, 6/15/39	6/30 at 100.00	Aa2	1,169,900
1,320	4.000%, 6/15/40	6/30 at 100.00	Aa2	1,537,945
1,765	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/37	12/30 at 100.00	Aa2	2,113,323
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,339,485
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	502,685
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,615,962
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,135,612

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	$1,351,740
1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	11/20 at 100.00	Baa3	1,002,170
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32	11/22 at 100.00	AA+	3,582,446
500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	500,535
1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	1,342,037
37,900	Total Colorado			45,401,771
	Connecticut – 0.9%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	590,235
410	5.000%, 7/01/37	7/27 at 100.00	A	482,656
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	AA-	2,843,825
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,657,110
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	6,936,751
11,375	Total Connecticut			12,510,577
	Delaware – 0.1%
535	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc Project, Series 2019A, 4.000%, 8/01/29	No Opt. Call	BBB-	580,593
340	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	349,503
475	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	490,917
1,350	Total Delaware			1,421,013
	District of Columbia – 3.7%
6,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2012C, 5.000%, 10/01/29	10/22 at 100.00	AA+	6,508,500
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,411,340
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,469,260
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	6,116,100
1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,210,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	$1,200,170
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A, 4.000%, 3/01/40 (UB) (4)	9/29 at 100.00	AAA	5,905,900
	District of Columbia, Income Tax Secured Revenue Bonds, Series 2020C:
3,000	4.000%, 5/01/40	5/30 at 100.00	AAA	3,562,080
5,000	4.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AAA	5,845,050
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,137,060
1,000	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,137,060
575	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	653,810
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A-	6,014,850
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,317,140
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,317,140
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	304,590
250	5.000%, 7/01/29	No Opt. Call	BBB+	308,415
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (AMT)	10/22 at 100.00	Aa3	2,138,180
44,075	Total District of Columbia			51,557,345
	Florida – 9.0%
210	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-1, 5.000%, 12/01/21	No Opt. Call	A	219,654
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	798,795
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	6,156,600
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A1	2,287,996
	Broward County, Florida, Airport System Revenue Bonds, Series 2019A:
2,750	5.000%, 10/01/37 (AMT)	10/29 at 100.00	A1	3,361,792
1,750	5.000%, 10/01/39 (AMT)	10/29 at 100.00	A1	2,126,092
1,425	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1, 5.000%, 10/01/30	No Opt. Call	Baa3	1,621,864
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,455,082
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,585,944

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series 2020, 5.000%, 12/01/32	12/29 at 100.00	AA+	$659,500
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,548,118
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,654,572
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,251,230
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,592,939
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,497,444
	Florida Atlantic University FAU Finance Corporation, Capital Improvement Revenue Bonds, Student Housing Project, Series 2019B:
2,495	4.000%, 7/01/37	7/29 at 100.00	A1	2,761,865
2,295	4.000%, 7/01/38	7/29 at 100.00	A1	2,532,418
440	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	460,390
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	186,294
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	410,475
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	189,730
3,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	11/20 at 105.00	N/R	2,570,430
560	Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility System, Refunding Series 2019, 5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	740,830
1,000	Florida Gulf Coast University Finanacing Corporation, Capital Improvement Revenue Bonds, Refunding Housing Project, Series 2019A, 3.000%, 2/01/39	2/30 at 100.00	A+	1,004,050
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,998,506
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A:
2,560	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	3,119,642
4,000	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	5,036,800
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A+	1,199,234
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A+	471,492
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	860,081
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A1	3,377,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$10,532	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	A	$11,347,881
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	1,099,377
1,650	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	1,976,964
725	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/39	11/29 at 100.00	A	809,013
1,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,527,675
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	1,270,406
605	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	724,633
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,238,888
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,640,700
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	A-	951,711
250	5.000%, 11/15/26	11/24 at 100.00	A-	285,582
375	5.000%, 11/15/27	11/24 at 100.00	A-	426,262
500	5.000%, 11/15/28	11/24 at 100.00	A-	565,380
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	1,012,626
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,029,903
500	5.000%, 10/01/30	10/24 at 100.00	A-	555,250
1,800	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30 (Pre-refunded 3/01/23), 144A	3/23 at 100.00	N/R (5)	1,993,428
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (AMT)	10/22 at 100.00	A2	759,137
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A2	1,299,186
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,150,460
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	4,734,000
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,498,940
1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,204,560

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
$400	5.000%, 10/01/35	10/29 at 100.00	BBB+	$480,572
250	5.000%, 10/01/36	10/29 at 100.00	BBB+	299,095
250	5.000%, 10/01/38	10/29 at 100.00	BBB+	296,915
250	5.000%, 10/01/39	10/29 at 100.00	BBB+	295,917
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	509,010
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Seris 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	609,459
850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	1,037,263
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,234,120
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	563,630
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,603,571
1,100	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39	9/30 at 70.57	A+	581,988
	Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Series 2020A:
1,500	4.000%, 10/01/44 (UB) (4)	10/30 at 100.00	AAA	1,802,085
6,000	4.000%, 10/01/48 (UB) (4)	10/30 at 100.00	AAA	7,164,540
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	7,857
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/20 (6)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	11/20 at 100.00	N/R	18,231
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	11/20 at 100.00	N/R	10,535
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	11/20 at 100.00	N/R	—
109,332	Total Florida			125,354,249
	Georgia – 1.4%
2,210	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/31 (AMT)	1/22 at 100.00	Aa3	2,303,814
5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	Aa3	5,602,700
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.325%, 1/11/40, 144A (IF) (4)	1/25 at 100.00	AA-	413,299

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
$1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	$1,516,213
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	4,142,843
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,848,856
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,635,162
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	641,520
675	2.350%, 12/01/27	No Opt. Call	AAA	724,673
17,475	Total Georgia			19,829,080
	Hawaii – 1.1%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300	4.000%, 1/01/25	No Opt. Call	BBB+	322,500
500	4.000%, 1/01/26	No Opt. Call	BBB+	543,820
665	4.000%, 1/01/27	No Opt. Call	BBB+	726,167
350	4.000%, 1/01/28	No Opt. Call	BBB+	383,736
360	4.000%, 1/01/29	No Opt. Call	BBB+	395,402
250	4.000%, 1/01/30	No Opt. Call	BBB+	273,958
275	4.000%, 1/01/31	1/30 at 100.00	BBB+	298,821
270	4.000%, 1/01/32	1/30 at 100.00	BBB+	290,847
200	4.000%, 1/01/33	1/30 at 100.00	BBB+	213,858
	Hawaii Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (AMT)	8/23 at 100.00	A	1,106,620
1,600	5.000%, 8/01/28 (AMT)	8/23 at 100.00	A	1,745,312
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	A+	2,274,660
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,040,252
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (5)	641,305
2,000	Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37	1/29 at 100.00	AA+	2,530,560
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,370,780
13,370	Total Hawaii			15,158,598
	Idaho – 0.8%
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
575	5.000%, 4/01/38	4/28 at 100.00	Aa3	699,263
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	727,722

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
$500	5.000%, 6/01/29	12/24 at 100.00	A3	$585,785
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,168,490
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,437,567
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,288,660
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	960,758
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,513,687
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,036,192
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,140,567
9,700	Total Idaho			11,558,691
	Illinois – 6.5%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	Baa2	968,263
1,395	4.000%, 12/01/23	No Opt. Call	Baa2	1,501,815
1,985	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34	1/28 at 100.00	AA	2,472,734
684	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	11/20 at 100.00	N/R	684,493
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,213,400
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,289,860
	Community College District 515, Cook and Will Counties, Illinois, General Obligation Bonds, Series 2020B:
1,120	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,355,144
1,175	5.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	1,446,625
1,235	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	1,542,268
100	Cook County Township High School District 202 Evanston, Illinois, General Obligation Bonds, Limited School Series 2012, 3.000%, 12/01/20	No Opt. Call	Aaa	100,210
175	DuPage and Cook Counties Community Unit School District 205, Elmhurst, Illinois, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/22	No Opt. Call	AA+	184,378
175	DuPage County Community Unit School District 200, Wheaton, Illinois, General Obligation Bonds, Refunding Series 2016, 4.000%, 11/01/22	No Opt. Call	AA+	186,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
$725	5.000%, 12/01/38	12/29 at 100.00	AA+	$912,790
760	5.000%, 12/01/39	12/29 at 100.00	AA+	953,177
795	5.000%, 12/01/40	12/29 at 100.00	AA+	991,755
770	5.000%, 12/01/41	12/29 at 100.00	AA+	955,616
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
930	5.000%, 12/01/38	12/29 at 100.00	AA+	1,170,889
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,222,825
	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Refunding Series 2020A:
3,940	5.000%, 12/01/30 – BAM Insured	No Opt. Call	AA+	5,022,003
6,415	5.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA+	7,981,735
100	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 5.000%, 5/15/25	No Opt. Call	A	117,496
740	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	765,219
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
875	5.000%, 10/01/34	10/30 at 100.00	BBB+	1,084,344
750	5.000%, 10/01/35	10/30 at 100.00	BBB+	925,395
115	Illinois Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community Unit School District 205 Project, Series 2019, 5.000%, 1/01/29	1/28 at 100.00	AA+	146,879
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 17.514%, 1/09/32, 144A (IF) (4)	1/22 at 100.00	AA+	453,139
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
145	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	N/R	174,609
900	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	AA	1,003,464
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,815,240
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	4,999,230
	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A:
100	5.000%, 1/01/23	No Opt. Call	A	109,141
3,000	5.000%, 1/01/36	1/27 at 100.00	A	3,489,720
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	A	5,453,700

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
$170	5.000%, 7/15/22	No Opt. Call	AA+	$182,691
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,705,568
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,685,910
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	522,315
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,088,310
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	A3	25,792
220	5.000%, 8/15/23	No Opt. Call	A3	244,521
830	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26	No Opt. Call	Baa3	846,525
350	Illinois State, General Obligation Bonds, February Series 2014, 4.000%, 2/01/21	No Opt. Call	BBB-	352,282
4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	6,141,297
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	859,363
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,885,246
570	Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series 2019B, 3.000%, 12/01/37	12/26 at 100.00	AA+	599,121
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,030,530
1,000	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB	1,069,790
150	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2013A, 4.000%, 12/01/32	12/22 at 100.00	Aa1	159,075
	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2020A:
610	4.000%, 12/01/29	12/28 at 100.00	Aa1	742,187
535	4.000%, 12/01/31	12/28 at 100.00	Aa1	643,573
425	Saint Charles, Illinois, General Obligation Bonds, Refunding Corporate Purpose Series 2020B, 4.000%, 12/01/29	12/28 at 100.00	Aa1	517,098
750	Stephenson County School District 145 Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A, 5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	927,427
4,000	The County of Will, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	4,557,000
100	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	A1	109,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$100	University of Illinois, UIC South Campus Development Project Revenue Bonds, Series 2003, 5.000%, 1/15/23 – NPFG Insured	11/20 at 100.00	A2	$100,308
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,045,460
2,500	Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014, 5.000%, 12/15/43	12/21 at 100.00	Aaa	2,609,250
77,384	Total Illinois			90,344,211
	Indiana – 6.4%
1,700	Carmel Redevelopment District, Indiana, Certificates of Participation, Series 2010C, 6.500%, 7/15/35 (Pre-refunded 1/15/21)	1/21 at 100.00	N/R (5)	1,720,740
5,195	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C, 5.500%, 7/10/39 (WI/DD, Settling 11/5/20)	1/31 at 100.00	AA+	6,988,470
1,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A (WI/DD, Settling 11/10/20)	6/30 at 100.00	N/R	1,000,000
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
565	5.000%, 1/15/26	No Opt. Call	AA+	688,808
580	5.000%, 7/15/26	No Opt. Call	AA+	714,862
590	5.000%, 1/15/27	No Opt. Call	AA+	734,745
605	5.000%, 7/15/27	No Opt. Call	AA+	761,598
620	5.000%, 1/15/28	No Opt. Call	AA+	787,673
635	5.000%, 7/15/28	No Opt. Call	AA+	813,797
655	5.000%, 1/15/29	No Opt. Call	AA+	845,467
670	5.000%, 7/15/29	No Opt. Call	AA+	870,893
685	5.000%, 1/15/30	7/29 at 100.00	AA+	884,417
405	5.000%, 7/15/30	7/29 at 100.00	AA+	521,778
720	5.000%, 1/15/31	7/29 at 100.00	AA+	924,221
740	5.000%, 7/15/31	7/29 at 100.00	AA+	946,379
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700	5.000%, 7/15/35	1/28 at 100.00	AA+	865,508
795	5.000%, 7/15/36	1/28 at 100.00	AA+	978,971
500	5.000%, 7/15/37	1/28 at 100.00	AA+	613,505
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,222,980
850	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	949,773
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,566,885

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
$560	5.000%, 2/01/26	2/24 at 100.00	A-	$622,614
425	5.000%, 2/01/27	2/24 at 100.00	A-	470,288
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,328,261
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,618,879
2,420	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	A3	2,892,263
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	11/20 at 100.00	B	525,793
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A2	4,383,356
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,562,972
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,574,360
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	2,175,049
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,273,976
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,372,955
	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C:
1,240	5.000%, 1/01/27	7/26 at 100.00	A+	1,528,808
1,420	5.000%, 1/01/38	7/26 at 100.00	A+	1,685,909
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,130,810
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	807,129
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	6,120,800
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	2,025,319
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Ba1	416,132
1,000	Lawrence Township School Building Corporation, Indiana, First Mortgage Bonds, Series 2020, 2.000%, 7/15/34	7/30 at 100.00	AA+	1,014,030
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,837,436
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,950,059

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
$1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	$2,071,282
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,526,169
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	568,160
815	5.000%, 1/01/29	1/25 at 100.00	A	921,480
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590	5.000%, 7/15/37	1/30 at 100.00	AA+	2,009,792
3,300	5.000%, 7/15/38	1/30 at 100.00	AA+	4,148,100
1,710	5.000%, 1/15/39	1/30 at 100.00	AA+	2,141,125
73,085	Total Indiana			89,104,776
	Iowa – 0.5%
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (AMT)	6/22 at 100.00	A2	1,057,420
1,000	5.000%, 6/01/28 (AMT)	6/22 at 100.00	A2	1,056,610
3,000	Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series 2013, 5.000%, 8/01/31	8/23 at 100.00	AAA	3,339,300
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	11/20 at 100.00	B-	1,520,535
6,500	Total Iowa			6,973,865
	Kansas – 1.2%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Ba1	1,156,109
4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	4,889,840
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	243,245
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,707,740
1,495	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31	9/27 at 100.00	AA	1,775,118
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,310,920
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33	3/30 at 100.00	AA-	3,475,507
13,565	Total Kansas			16,558,479

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 0.5%
$750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa3	$852,675
1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	1,171,457
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,315	4.000%, 9/01/29 – AGM Insured	9/28 at 100.00	AA	1,559,840
1,415	2.000%, 9/01/32 – AGM Insured	9/28 at 100.00	AA	1,399,053
1,525	2.125%, 9/01/34 – AGM Insured	9/28 at 100.00	AA	1,508,636
6,185	Total Kentucky			6,491,661
	Louisiana – 2.2%
1,850	Ascension Parishwide School District, Louisiana, General Obligation Bonds, School Series 2020, 4.000%, 3/01/39	3/30 at 100.00	AA	2,171,511
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,159,850
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	930,999
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,613,120
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A	2,395,740
2,000	5.000%, 5/15/34	5/27 at 100.00	A	2,389,280
2,640	5.000%, 5/15/35	5/27 at 100.00	A	3,145,771
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	51,636
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	1,082,990
4,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/28	5/22 at 100.00	Aa2	4,207,520
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A2	460,116
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A2	574,025
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A2	406,337
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000	5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,580,380
860	5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	1,024,200
2,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,010,880
26,460	Total Louisiana			30,204,355

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.1%
$1,155	Portland, Maine, General Airport Revenue Bonds, Refunding Green Series 2019, 4.000%, 1/01/40	1/30 at 100.00	BBB+	$1,265,614
	Maryland – 1.8%
600	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/21	No Opt. Call	A-	616,050
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	288,073
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB+	1,063,220
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,060,940
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	519,680
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,306,392
625	5.000%, 7/01/40	7/25 at 100.00	A+	707,237
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	2,330,283
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,251,210
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,453,213
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,474,600
20,995	Total Maryland			25,070,898
	Massachusetts – 1.5%
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,939,278
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,350	5.000%, 7/01/34	1/29 at 100.00	BBB+	1,606,500
1,255	5.000%, 7/01/36	1/29 at 100.00	BBB+	1,480,850
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,239,707
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,291,490
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,750,539
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	5,100,120
17,735	Total Massachusetts			21,408,484

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 2.3%
$1,200	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/39	5/30 at 100.00	AA	$1,431,816
	Coldwater Communiuty Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
510	5.000%, 5/01/41	5/28 at 100.00	AA	626,550
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,492,621
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,219,110
385	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	331,520
3,315	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	3,485,126
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	4,776,007
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36	12/30 at 100.00	A-	1,151,150
810	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A, 4.000%, 5/15/40	5/30 at 100.00	Aa1	978,723
5,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	5,885,450
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,122,994
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,204,080
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,230,461
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,260,183
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A+	1,499,495
2,200	5.000%, 9/01/33	3/24 at 100.00	A+	2,473,614
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,316,632
28,415	Total Michigan			32,485,532
	Minnesota – 0.4%
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	882,703
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,168,248
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,183,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	$1,148,294
5,050	Total Minnesota			5,383,100
	Mississippi – 0.5%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (5)	804,945
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,452,704
	Mississippi Development Bank, Special Obligation Bonds, Meridian Water and Sewer System, Green Series 2020:
350	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	410,326
500	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	584,245
2,500	4.000%, 7/01/45 – BAM Insured	7/30 at 100.00	AA	2,868,900
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,437,580
6,425	Total Mississippi			7,558,700
	Missouri – 1.3%
1,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	BBB-	1,661,240
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,241,470
5,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50	6/30 at 100.00	A+	5,557,900
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/27 at 102.00	A+	544,480
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	301,953
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/35	12/25 at 100.00	AA+	276,813
430	4.000%, 12/01/37	12/25 at 100.00	AA+	473,507
850	4.000%, 12/01/38	12/25 at 100.00	AA+	934,167
835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A2	1,001,207
274	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	11/20 at 100.00	N/R	156,936
1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,610,820

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Wentzville, Missouri, Certificates of Participation, Series 2019:
$895	5.000%, 11/01/28	11/27 at 100.00	A3	$1,108,869
590	5.000%, 11/01/30	11/27 at 100.00	A3	720,856
1,040	5.000%, 11/01/31	11/27 at 100.00	A3	1,263,652
1,090	5.000%, 11/01/32	11/27 at 100.00	A3	1,316,437
16,039	Total Missouri			18,170,307
	Montana – 1.2%
	Bozeman, Montana, Tax Increment Revenue Bonds, Bozeman Midtown Urban Renewal District, Serie 2020:
500	4.000%, 7/01/35 – AGM Insured	7/30 at 100.00	AA	574,275
425	4.000%, 7/01/40 – AGM Insured	7/30 at 100.00	AA	477,199
	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
675	5.000%, 6/01/36	6/28 at 100.00	A	812,558
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,505,987
1,500	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2007, 1.000%, 3/01/32 (Mandatory Put 3/01/21)	3/21 at 100.00	Aa2	1,501,905
2,000	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2010, 1.000%, 3/01/35 (Mandatory Put 3/01/21)	3/21 at 100.00	Aa2	2,002,540
2,765	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2013, 1.000%, 3/01/38 (Mandatory Put 3/01/21)	3/21 at 100.00	Aa2	2,768,512
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,139,973
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,730,155
14,785	Total Montana			16,513,104
	Nebraska – 0.9%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,235,817
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,262,215
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,046,655
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,212,450
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,796,790
525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	602,248

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	$701,340
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,231,960
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,395,896
10,440	Total Nebraska			12,485,371
	Nevada – 1.1%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	594,890
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,166,400
4,000	Clark County, Nevada Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	4,583,960
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	Aa1	2,396,240
1,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 4.000%, 6/01/37	6/22 at 100.00	Aa1	1,038,380
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,215	4.000%, 12/01/23	No Opt. Call	N/R	1,255,921
965	4.250%, 12/01/24	No Opt. Call	N/R	1,013,993
450	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24	No Opt. Call	N/R	458,028
2,425	Nevada System of Higher Education, Certificates of Participation, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	AA	2,447,698
13,560	Total Nevada			14,955,510
	New Hampshire – 0.5%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB+	610,305
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	BBB+	3,559,008
1,950	5.000%, 7/01/37	7/27 at 100.00	BBB+	2,188,602
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	191,758
5,835	Total New Hampshire			6,549,673

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 2.7%
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
$460	5.000%, 7/15/23	No Opt. Call	BBB-	$504,579
485	5.000%, 7/15/24	No Opt. Call	BBB-	546,779
510	5.000%, 7/15/25	No Opt. Call	BBB-	588,984
535	5.000%, 7/15/26	No Opt. Call	BBB-	628,079
560	5.000%, 7/15/27	No Opt. Call	BBB-	666,518
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	BBB+	1,132,300
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Ba1	1,842,399
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Ba1	1,635,364
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Ba1	1,968,750
1,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020A, 1.000%, 6/01/23	No Opt. Call	A+	1,375,976
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	BBB+	5,640,500
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,595,193
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	1,875,372
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	BBB+	256,165
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,025	5.250%, 6/15/36	6/21 at 100.00	BBB+	2,072,668
1,245	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+ (5)	1,282,126
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	276,853
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	BBB+	340,724
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	BBB+	353,321
645	5.000%, 6/15/36	6/23 at 100.00	BBB+	685,577
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	BBB+	222,344
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/32	1/27 at 100.00	A+	2,395,060
310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.227%, 1/01/43, 144A (IF) (4)	1/22 at 100.00	AA+	397,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$900	Newark, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2020A, 5.000%, 10/01/27 – AGM Insured	No Opt. Call	AA	$1,124,793
500	Newark, New Jersey, General Obligation Notes, Series 2020, 3.500%, 7/27/21	No Opt. Call	N/R	510,330
	Passaic County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bond, Patterson City Board of Education Project, Green Series 2020:
500	3.000%, 2/01/39	2/30 at 100.00	Aa1	539,840
1,055	3.000%, 2/01/40	2/30 at 100.00	Aa1	1,135,296
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	2,330,790
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,439,451
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,379,250
34,140	Total New Jersey			37,742,488
	New Mexico – 0.3%
850	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 5.000%, 7/01/38	7/30 at 100.00	AA	1,088,042
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA (5)	3,118,493
3,730	Total New Mexico			4,206,535
	New York – 6.5%
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	2,006,742
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	2,001,055
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured	3/30 at 100.00	AA	2,979,330
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
2,670	4.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	2,974,700
2,670	4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A	2,969,574
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	352,995
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	807,165
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,414,174
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa3	5,251,905
320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	439,952
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	485,629

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	$1,658,060
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,171,770
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,443,480
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E:
115	5.000%, 5/15/21	No Opt. Call	N/R	115,859
250	5.000%, 5/15/21	No Opt. Call	N/R	251,867
100	5.000%, 5/15/21	No Opt. Call	N/R	100,747
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	A3	750,735
100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D, 5.000%, 11/15/20	No Opt. Call	A3	100,098
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/20	No Opt. Call	A3	500,490
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,040,514
1,500	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 5.000%, 12/01/31 (WI/DD, Settling 11/17/20)	12/30 at 100.00	BBB+	1,882,500
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	11/20 at 100.00	B-	2,500,150
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,360,673
370	5.000%, 7/01/32	7/25 at 100.00	BBB	402,738
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,244,822
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	6,067,750
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	5,946,450
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,593,340
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	2,899,450
775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	Aa1	904,960
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	AA	6,050,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
$540	5.000%, 6/01/29	6/26 at 100.00	A	$627,993
250	5.000%, 6/01/31	6/26 at 100.00	A-	286,975
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,909,694
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42 (4)	6/27 at 100.00	AAA	3,662,310
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA (5)	661,575
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA (5)	1,446,480
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2020C, 5.000%, 3/15/43	9/30 at 100.00	AA+	6,215,450
1,065	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,107,387
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	646,642
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	678,707
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	984,146
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	Aa3	1,900,076
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019, 5.000%, 6/01/31	6/26 at 100.00	Ba1	644,940
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (AMT)	11/21 at 100.00	A1	1,035,730
260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	306,324
2,895	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54	11/30 at 100.00	AA-	3,548,749
465	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/54	10/29 at 100.00	N/R	499,322
78,425	Total New York			90,832,174
	North Carolina – 2.3%
1,465	Apex, North Carolina, General Obligation Bonds, Parks & Recreation Series 2020B, 5.000%, 6/01/29	No Opt. Call	AAA	1,968,008

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
$1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	$1,163,430
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,154,500
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,136,085
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,182,027
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,235,279
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,757,157
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
125	5.000%, 10/01/41 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	153,004
1,020	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	1,248,511
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	372,806
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,077,990
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,616,985
3,155	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49 (UB) (4)	1/30 at 100.00	AA-	3,486,149
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37	10/23 at 103.00	BBB	798,165
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	4,317,985
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,177,620
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	1,329,613
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	2,086,105
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,347,052
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/33 (AMT)	5/30 at 100.00	Aa3	631,805
27,250	Total North Carolina			32,240,276
	North Dakota – 0.2%
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,653,152

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	$1,672,362
2,850	Total North Dakota			3,325,514
	Ohio – 2.3%
	Bethel Local School District, Miami County, Ohio, Certificates of Participation, Series 2020:
500	4.000%, 12/01/32 – BAM Insured (WI/DD, Settling 11/5/20)	6/28 at 100.00	AA	569,995
1,000	4.000%, 12/01/36 – BAM Insured (WI/DD, Settling 11/5/20)	6/28 at 100.00	AA	1,124,470
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
975	4.000%, 6/01/37	6/30 at 100.00	A-	1,139,161
945	4.000%, 6/01/38	6/30 at 100.00	A-	1,099,319
945	4.000%, 6/01/39	6/30 at 100.00	A-	1,095,586
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	1,475,036
3,045	5.000%, 12/01/43 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	3,415,576
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	130,044
335	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	380,915
870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	1,049,899
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,198,120
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,303,680
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,834,257
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,825,258
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	584,474
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	595,505
495	5.000%, 7/01/42	7/27 at 100.00	A	577,229
2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	3,039,025
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,542,146
2,450	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	3,136,514

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$375	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB-	$375,986
26,455	Total Ohio			31,492,195
	Oklahoma – 0.6%
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,401,980
	Kingfisher Special Projects Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020:
550	4.000%, 3/01/24	No Opt. Call	A	612,623
2,170	4.000%, 3/01/28	No Opt. Call	A	2,613,483
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	610,685
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,620,737
6,590	Total Oklahoma			7,859,508
	Oregon – 0.7%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,215,772
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A	775,868
2,000	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/31	6/27 at 100.00	Aa1	2,507,660
2,710	Multnomah County, Oregon, General Obligation Bonds, Full Faith & Credit Series 2017, 5.000%, 6/01/29	6/27 at 100.00	AAA	3,445,386
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	877,621
245	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/21 at 100.00	N/R	246,161
7,515	Total Oregon			9,068,468
	Pennsylvania – 3.6%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	682,129
2,335	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2020, 2.375%, 3/31/21	12/20 at 100.00	N/R	2,334,813
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	106,376
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	1,050,200
2,595	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/41	9/30 at 100.00	AA	2,978,178
	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BB	1,823,552
1,760	5.000%, 6/01/37	6/25 at 102.00	BB	1,803,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	AA-	$812,378
1,350	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,503,441
1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 17.393%, 1/07/42, 144A (IF)	1/22 at 100.00	N/R	1,386,023
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26	No Opt. Call	AA	1,233,380
500	5.000%, 12/15/27	No Opt. Call	AA	630,595
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	616,690
500	5.000%, 12/15/27	No Opt. Call	AA	630,595
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,285,775
3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	4,288,176
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,067,460
2,290	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,542,885
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
2,000	4.000%, 8/15/44 (UB) (4)	8/29 at 100.00	AA	2,272,380
3,000	4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	3,388,020
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	566,005
665	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23, 144A	11/20 at 100.00	BB+	666,569
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,137,562
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	507,508
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A2	1,759,380
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A2	3,485,850
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	775,998
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	5,850,961

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	$761,417
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	693,215
43,615	Total Pennsylvania			49,641,036
	Rhode Island – 0.4%
1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	1,712,865
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,717,215
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,506,262
5,200	Total Rhode Island			5,936,342
	South Carolina – 1.4%
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A1	1,224,650
800	5.000%, 7/01/37	7/29 at 100.00	A1	976,328
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,459,596
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
120	5.750%, 11/01/23	No Opt. Call	N/R	123,659
180	7.000%, 11/01/33	11/24 at 100.00	N/R	197,870
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (5)	948,751
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,455,826
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	528,179
2,525	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa3 (5)	2,635,039
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
825	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,085,791
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,900,399
	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A:
1,000	5.000%, 4/15/33 – AGM Insured	4/30 at 100.00	AA	1,267,680
1,050	5.000%, 4/15/35 – AGM Insured	4/30 at 100.00	AA	1,321,404
16,075	Total South Carolina			19,125,172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.3%
$1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	$1,191,140
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	AA-	3,269,889
3,765	Total South Dakota			4,461,029
	Tennessee – 0.7%
1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,180,542
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	1,676,318
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
105	4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	63,000
300	5.500%, 6/15/37, 144A (6)	6/27 at 100.00	N/R	180,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	969,498
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40	7/23 at 100.00	AA	1,654,125
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A1	1,551,001
1,245	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35	11/25 at 100.00	AA+	1,490,004
8,550	Total Tennessee			9,764,488
	Texas – 15.7%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,883,506
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	682,668
1,335	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,349,819
1,090	Arlington, Texas, General Obligation Bonds, Refunding Permanent Improvement Series 2020, 4.000%, 8/15/22	No Opt. Call	AAA	1,163,292
250	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series 2018A, 5.000%, 8/01/31	8/27 at 100.00	AA	311,683
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	582,626
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BBB-	508,495
500	5.000%, 1/01/33	1/27 at 100.00	BBB-	508,610

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin, Texas, Airport System Revenue Bonds, Series 2017A:
$890	5.000%, 11/15/35	11/26 at 100.00	A1	$1,051,633
5,000	5.000%, 11/15/41	11/26 at 100.00	A1	5,823,400
5,000	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	5,704,750
2,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,489,900
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,783,136
1,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 11/15/20	No Opt. Call	AA	1,001,590
1,750	Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond, Refunding Limited Contract Tax & Subordinate Lien Series 2020, 5.000%, 3/01/49	3/27 at 100.00	AA+	2,041,987
1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (5)	2,007,117
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,427,461
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35	7/25 at 100.00	A-	410,234
1,695	5.000%, 1/01/40	7/25 at 100.00	A-	1,913,197
205	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	A- (5)	212,228
140	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	141,424
4,120	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32	2/25 at 100.00	AAA	4,652,675
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41	12/25 at 100.00	AA+	6,398,018
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	6,254,362
820	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	895,087
4,165	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45 (UB) (4)	4/30 at 100.00	A+	4,777,630
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	6,142,000
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,075,578
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,385,300
9,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37 (4)	10/27 at 100.00	AAA	10,425,150
6,000	Highland Park Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33	2/25 at 100.00	Aaa	6,727,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A:
$2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	$3,207,592
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,400,880
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	2,093,175
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	2,020,344
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (5)	1,750,050
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	3,168,850
2,500	Keller Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34	2/25 at 100.00	AAA	2,828,875
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	1,573,292
4,825	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46	2/28 at 100.00	AAA	5,915,836
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	566,445
300	5.000%, 1/01/25	1/24 at 100.00	A	340,068
1,000	Montgomery County Municipal Utility District 47, Texas, Waterworks and Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29	10/25 at 100.00	Aa3	1,008,390
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,790,448
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,187,762
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	667,854
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,500	5.000%, 7/01/23	No Opt. Call	Caa1	1,245,000
750	5.000%, 7/01/30	7/25 at 100.00	Caa1	622,500
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,320,073
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,275,355
2,120	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/38	12/29 at 100.00	AA-	2,521,464

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Houston Development Corporation, Texas, Tax Increment Contract Revenue Bonds, Refunding Series 2019:
$880	3.000%, 9/01/36 – AGM Insured	9/29 at 100.00	AA	$917,268
1,000	3.000%, 9/01/37 – AGM Insured	9/29 at 100.00	AA	1,041,050
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,075,230
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	3,604,500
1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	1,868,400
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A	1,275,614
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A	1,338,442
1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	1,681,080
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,432,160
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,675,013
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,067,457
3,975	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/40	12/29 at 100.00	AA	4,186,947
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
2,000	5.000%, 12/31/31	12/29 at 100.00	Baa2	2,504,080
3,185	5.000%, 12/31/34	12/29 at 100.00	Baa2	3,930,067
2,420	5.000%, 12/31/36	12/29 at 100.00	Baa2	2,963,701
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	381,609
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	514,519
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A, 4.000%, 12/31/32	12/30 at 100.00	Baa2	1,151,870
220	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	11/20 at 100.00	BB-	220,493
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,456,392
3,955	Texas State, General Obligation Bonds, College Student Loan Series 2020A, 4.500%, 8/01/30 (AMT)	2/30 at 100.00	AAA	5,061,095

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
$4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	$5,812,866
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	6,192,107
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,361,300
7,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	AAA	8,454,110
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (5)	1,442,585
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	A-	584,975
1,140	5.000%, 8/15/29	8/24 at 100.00	A-	1,306,691
7,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34	10/25 at 100.00	AAA	8,058,120
1,250	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46	10/26 at 100.00	AAA	1,519,638
	Travis County Water Control and Improvement District 17, Steiner Ranch Defined Area, Texas, General Obligation Bonds, Refunding Series 2020:
1,250	3.000%, 5/01/28 – BAM Insured	No Opt. Call	AA	1,409,788
1,105	3.000%, 5/01/29 – BAM Insured	No Opt. Call	AA	1,243,092
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,032,460
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,428,220
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,847,384
	Washington County Junior College District, Texas, Combined Fee Revenue Bonds, Refunding Series 2020:
1,700	5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	2,230,485
1,775	5.000%, 10/01/30 – AGM Insured	No Opt. Call	AA	2,371,151
1,385	4.000%, 10/01/31 – AGM Insured	10/30 at 100.00	AA	1,696,140
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	979,896
187,495	Total Texas			218,554,184
	Utah – 1.5%
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,573,406
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	2,197,312
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	2,664,545

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A+	$2,442,360
1,550	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	11/20 at 100.00	BB	1,553,580
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	611,845
500	5.000%, 10/15/31	10/27 at 100.00	AA	604,095
	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2020:
250	4.000%, 4/15/29	No Opt. Call	Aa2	295,573
705	4.000%, 4/15/30	No Opt. Call	Aa2	839,288
760	4.000%, 4/15/32	4/30 at 100.00	Aa2	892,833
400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	427,044
5,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 5.000%, 5/15/43 (UB) (4)	5/30 at 100.00	AA+	6,298,600
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	523,655
520	5.400%, 10/15/36 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	545,345
18,095	Total Utah			21,469,481
	Vermont – 0.2%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A+	1,465,047
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,726,755
2,770	Total Vermont			3,191,802
	Virginia – 1.3%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,254,549
3,375	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/36	4/26 at 100.00	AA+	3,606,322
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	2,230,660
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,555,428
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,255,870
2,135	Lynchburg, Virginia, General Obligation Bonds, Public Improvement, Series 2020, 5.000%, 8/01/28	No Opt. Call	AA+	2,803,106

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	$568,832
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,220,234
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	1,963,237
40	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	42,008
16,055	Total Virginia			18,500,246
	Washington – 2.2%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720	5.000%, 12/01/44	12/28 at 100.00	Aa3	884,542
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,536,032
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,648,480
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (AMT)	7/21 at 100.00	AA+	1,754,281
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (AMT)	7/21 at 100.00	AA+	2,577,975
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa2	2,469,354
1,705	King County School District 415 Kent, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/38	12/29 at 100.00	Aaa	2,019,010
1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA-	1,632,044
1,975	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	AA-	2,206,608
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (AMT)	10/24 at 100.00	AA-	2,265,240
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,003,920
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	2,380,720
	Washington State, Certificates of Participation, State & Local Agency Real & Personal Property Series 2020B:
2,100	5.000%, 7/01/39	7/30 at 100.00	Aa1	2,700,642
2,190	5.000%, 7/01/40	7/30 at 100.00	Aa1	2,807,317
25,415	Total Washington			29,886,165
	West Virginia – 0.2%
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,221,369

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	$276,493
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,443,437
2,650	Total West Virginia			2,941,299
	Wisconsin – 2.1%
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	106,881
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,950	5.000%, 6/01/38	6/30 at 100.00	A+	3,650,802
5,000	4.000%, 6/01/39	6/30 at 100.00	A+	5,642,950
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	1,948,240
620	Sun Prairie, Wisconsin, General Obligation Bonds, Promissory Notes Series 2020A, 3.000%, 4/01/27	No Opt. Call	Aa2	703,675
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 17.066%, 1/04/38, 144A (IF) (4)	1/23 at 100.00	AA-	627,381
1,670	Waukesha, Wisconsin, General Obligation Bonds, Anticipation Notes Series 2020C, 3.000%, 7/01/21	5/21 at 100.00	N/R	1,684,930
685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2012, 5.000%, 11/15/44	11/22 at 100.00	AA-	722,237
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,746,316
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	379,217
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28	9/27 at 100.00	BBB-	2,178,854
700	5.000%, 9/01/29	9/27 at 100.00	BBB-	820,568
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	6,010,250
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,826,287
25,075	Total Wisconsin			29,048,588
	Wyoming – 0.3%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	1,020,760
2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,057,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	$1,201,060
4,000	Total Wyoming			4,279,260
$1,285,805	Total Long-Term Investments (cost $1,422,458,253)			1,491,945,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	Ohio – 0.0%
$500	Lorain County, Ohio, General Obligation Bonds, Variable Rate Demand Obligations, Limited Tax Various Purpose Series 2020A, 3.000%, 2/06/21	No Opt. Call	N/R	$502,925
$500	Total Short-Term Investments (cost $502,444)			502,925
	Total Investments (cost $1,422,960,697) – 107.1%			1,492,448,722
	Floating Rate Obligations – (8.2)%			(114,490,000)
	Other Assets Less Liabilities – 1.1%			15,628,080
	Net Assets – 100%			$1,393,586,802
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,491,945,797	$ —	$1,491,945,797
Short-Term Investments:
Municipal Bonds	—	502,925	—	502,925
Total	$ —	$1,492,448,722	$ —	$1,492,448,722

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.